Net Income (Loss) Per Share - Summary of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and diluted net (loss) per share						$ (0.37)
Basic net income (loss) per share/unit	$ (0.24)	$ 0.11	$ (0.03)	$ (0.32)	$ 0.00		$ 0.23
Diluted net income (loss) per share/unit	$ (0.24)	$ 0.11	$ (0.03)	$ (0.32)	$ 0.00		$ 0.21
Numerator:
Net income (loss)	$ (36,530)	$ 16,285	$ (3,452)	$ (41,632)	$ 666	$ (47,492)	$ 34,250
Predecessor net income loss	$ (36,560)
Denominator:
Weighted-average common shares outstanding used in computing basic and diluted net income (loss) per share						130,000,000
Weighted average units outstanding - basic	149,686,460	149,943,998	130,000,000	130,000,000	137,232,289		149,686,460
Add options and restricted stock units to purchase units	0	2,456,421	0	0	938,199		14,193,306
Weighted average units outstanding - diluted	149,686,460	152,400,419	130,000,000	130,000,000	138,170,488		163,879,766